Note 9 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 102,352	$ 77,559	$ 80,926
Subordinate Non-controlling Interest Shares	2,200,000
Potential Increase Decrease to Dilutive Earnings Per Share Put or Call Options Settled with Subordinate Voting Shares	$ 0.48
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 100,569	$ 76,332